Other receivables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other receivables
Sales tax recoverable	$ 209,550	$ 279,333
Interest receivable	15,511	95,044
Other receivables	3,703	0
Other receivables Net	$ 228,764	$ 374,377